Employee Benefit Plans - Summary of Major Categories of Plan Assets for Funded Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [Line Items]
Equities	$ 507	$ 400
Bonds	1,166	1,368
Derivatives	242	172
Cash and cash equivalents	271	220
Other	104	39
Total	2,421	2,337
Corporate Bonds [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	575	764
Government Bonds [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	333	349
Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	258	255
Multi-Asset [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	131	138
Quoted Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Equities		134
Cash and cash equivalents	51	45
Other	3	6
Total	54	185
Unquoted Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	507	266
Bonds	1,166	1,368
Derivatives	242	172
Cash and cash equivalents	220	175
Other	101	33
Total	2,367	2,152
Unquoted Plan Assets [Member] | Corporate Bonds [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	575	764
Unquoted Plan Assets [Member] | Government Bonds [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	333	349
Unquoted Plan Assets [Member] | Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	258	255
Unquoted Plan Assets [Member] | Multi-Asset [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	$ 131	$ 138